Investment Risks - Philotimo Focused Growth and Income Fund	Aug. 01, 2026
Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Risk. The Fund is subject to the risk that stock and other equity security prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the price of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fixed Income Securities Risk. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices.

Call Risk. An issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.
Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise.

Liquidity Risk. A limited market for a security may make it difficult for the Fund to sell that security at an advantageous time or price. Liquidity risk may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds or ETFs may be higher than normal.

Maturity and Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Fixed Income Securities Risk, Call Risk Member
Prospectus [Line Items]
Risk [Text Block]
Call Risk. An issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Fixed Income Securities Risk, Change in Rating Risk Member
Prospectus [Line Items]
Risk [Text Block]	Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.
Fixed Income Securities Risk, Credit Risk Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Fixed Income Securities Risk, Income Risk Member
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.
Fixed Income Securities Risk, Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise.
Fixed Income Securities Risk, Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. A limited market for a security may make it difficult for the Fund to sell that security at an advantageous time or price. Liquidity risk may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds or ETFs may be higher than normal.
Fixed Income Securities Risk, Maturity And Risk Member
Prospectus [Line Items]
Risk [Text Block]	Maturity and Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
Small-Cap Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small-Cap Stock Risk. The earnings and prospects of small-cap companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small-cap companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience. These companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Adviser’s access to information about the companies and the stability of the markets for the companies’ securities.

Cash And Cash Equivalents Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash and Cash Equivalents Risk.  To the extent that the Fund holds large positions in cash or cash equivalents, there is a risk of lower returns and potential lost opportunities to participate in overall market appreciation. See Credit Risk and Interest Rate Risk disclosures below.

Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and fixed income securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable).
Dividend-Paying Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Dividend-Paying Securities Risk. Dividend-paying securities are subject to the risk that the company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, the Fund may not only lose the dividend payout, but the stock price of the company may fall.

Exchange-Traded Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Funds Risk.  ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the ETF and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs may also trade at a discount or premium to their net asset value.

Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Government Securities Risk. U.S. Government securities are subject to varying degrees of credit risk, depending upon whether the securities are supported by full faith and credit of the U.S. Government, the ability to borrow from the U.S. Treasury, only by the credit of the issuing U.S. Government agency, instrumentality or corporation or otherwise supported by the United States. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities, or sponsored enterprises if it is not obligated to do so by law. The guarantee of the U.S. Government does not extend to the yield or value of the U.S. Government securities held by the Fund or to the Fund’s shares.

Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The portfolio manager’s judgments about the attractiveness, value, and potential appreciation of securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.
Non-Diversification And Focused Portfolio Risk Member
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification and Focused Portfolio Risk. The Fund may have more volatility and is considered to have more risk than a diversified fund because changes in the value of a single issuer’s security may have a more significant effect, either negative or positive, on the Fund’s NAV. To the extent that the Fund invests its assets in the securities of fewer issuers, the Fund will be subject to greater risk of loss if any of those securities decrease in value or becomes impaired. To the extent that the Fund’s investments are focused in a particular issuer, region, country, market, industry, asset class or other category, the Fund may be susceptible to loss due to adverse occurrences affecting that issuer, region, country, market, industry, asset class or other category.

Non-Investment Grade Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Non-Investment Grade Securities Risk. To the extent that the Fund invests in non-investment grade securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Preferred Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Preferred Stock Risk. Preferred stock is subject to the risks of equity securities as well as risks associated with fixed income securities, such as interest rate risk, because a company will generally pay dividends on preferred stock only after the company makes required payments to creditors, the value of a company’s preferred stock may react strongly to actual or perceived changes in the company’s financial condition or outlook.
Real Estate Investment Trust Risk Member
Prospectus [Line Items]
Risk [Text Block]	Real Estate Investment Trust Risk. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income.
Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Risk. The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors, though not more than 25% of the value of its net assets will be invested in any one industry or group of industries. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments.

Structured Note Risk Member
Prospectus [Line Items]
Risk [Text Block]
Structured Note Risk. Structured notes and other related instruments purchased by the Fund are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market, or interest rate (“reference measure”). Structured notes expose the Fund to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of each structured note’s value relative to the change in value of the reference measure. The value or interest rate of a structured note may increase or decrease if the value of the reference measure increases. Similarly, the value of a structured note may increase or decrease if the value of the reference measure decreases. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional fixed income securities.

“Value” Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
“Value” Investing Risk.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.